Taxation	12 Months Ended
Dec. 31, 2021
Taxation
Taxation

24.  Taxation

(a) Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Mainland China, Hong Kong, United States, United Kingdom, Germany, Norway and Netherlands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment, which will be granted to companies conducting businesses in certain encouraged sectors. NIO SH, the Group’s WFOE, was qualified as a “high and new technology enterprise” (“HNTE”) for the fiscal years from 2017 to 2023, which entitled the qualified entity a preferential tax rate of 15%. Its qualification as a HNTE is subject to self-evaluation, and the relevant documents should be retained for future examination purpose. Upon the expiration of qualification, re-accreditation of certification from the relevant authorities is necessary for NIO SH to continue enjoying the preferential tax treatment. Other than NIO SH, the remaining Chinese companies are subject to enterprise income tax (“EIT”) at a uniform rate of 25%.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 200% or 175% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 100% or 75% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 8.25% profit tax on the first HKD2,000 taxable income and 16.5% profit tax on the remaining taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Other Countries

The maximum applicable income tax rates of other countries where the Company’s subsidiaries having significant operations for the years ended December 31, 2019, 2020 and 2021 are as follows:

	For the Year Ended December 31,
	2019	2020	2021
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%
Norway	—	—	22.00%
Netherlands	—	—	25.00%

Composition of income tax expense for the periods presented are as follows:

	For the Year Ended December 31,
	2019	2020	2021
Current income tax expense	7,888	6,368	23,565
Deferred income tax expense	—	—	18,700
Total	7,888	6,368	42,265

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25%to the Group’s income tax expense of the years presented are as follows:

	For the Year Ended December 31,
	2019	2020	2021
Loss before income tax expense	(11,287,764)	(5,297,714)	(3,974,684)
Income tax benefit computed at PRC statutory income tax rate of 25%	(2,821,941)	(1,324,429)	(993,671)
Non-deductible expenses	58,374	47,151	29,325
Foreign tax rates differential	107,617	(81,668)	100,690
Additional 100%/75% tax deduction for qualified research and development expenses	(22,630)	(36,775)	(546,805)
Tax exempted interest income	(3,093)	—	(2,194)
Non-taxable offshore income	—	(523,276)	—
US tax credits	(72,448)	(21,633)	(30,273)
Effect of tax rate change	—	—	286,693
Prior year adjustments	(16,259)	(4,324)	—
Others	2,285	1,241	(1,206)
Change in valuation allowance	2,775,983	1,950,081	1,199,706
Income tax expense	7,888	6,368	42,265

The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

(b) Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment primarily considers the nature, frequency and extent of the losses incurred and other historical objective evidences, as well as the considerations of forecasts of future profitability. These assumptions require significant judgment on the forecasts of future taxable income. The PRC statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2019	2020	2021
Deferred tax assets
Net operating loss carry-forwards	6,005,461	6,831,387	7,294,844
Accrued and prepaid expenses	420,714	534,693	1,136,278
Deferred revenue	105,840	251,778	559,815
Tax credit carry-forwards	213,773	233,326	243,198
Property, plant and equipment, net	10,584	64,191	—
Unrealized financing income	29,200	40,800	28,796
Intangible assets	36,362	36,702	85,439
Allowance against receivables	27,196	9,027	19,500
Deferred rent	19,035	9,791	—
Share-based compensation	7,688	6,857	10,695
Write-downs of inventory	2,607	1,162	713
Advertising expenses in excess of deduction limit	353	507	705
Unrealized foreign exchange loss	55	(971)	—
Others	162	269	711
Less: Valuation allowance	(6,879,030)	(8,019,519)	(9,216,725)
Subtotal	—	—	163,969

Deferred tax liabilities
Equity investments measured at measurement alternative	—	—	(18,700)
Available for sale debt investment	—	—	(6,499)
Property, plant and equipment, net	—	—	(143,512)
Deferred rent	—	—	(18,752)
Unrealized foreign exchange loss	—	—	(1,705)
Subtotal	—	—	(189,168)
Total deferred tax liabilities, net	—	—	(25,199)

For the year ended December 31, 2021, California Water’s Edge Election for state franchise and income tax purposes was made for NIO US, the Company’s subsidiary in California, the United States.  Consequently, the effective state income tax rate of NIO US decreased from 8.84% to 0.045% and the Group made adjustments to the tax benefit accumulated in prior years amount to USD511,506 accordingly. The change in effective tax rate did not give rise to any material impact on the Group’s consolidated balance sheets or consolidated statements of comprehensive loss due to the Group’s historical worldwide loss position and the full valuation allowance recorded against the Group’s net U.S. deferred tax assets.

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	As of December 31,
	2019	2020	2021
Valuation allowance
Balance at beginning of the year	4,369,687	6,879,030	8,019,519
Additions	2,509,343	1,140,489	1,199,706
Balance at end of the year	6,879,030	8,019,519	9,216,725

The Group has tax losses arising in Mainland China of RMB22,247,463 that will expire in one to eight years for deduction against future taxable profit.

Loss expiring in 2022	43,246
Loss expiring in 2023	1,532,204
Loss expiring in 2024	3,307,450
Loss expiring in 2025	4,462,460
Loss expiring in 2026	4,884,362
Loss expiring in 2027	—
Loss expiring in 2028	2,683,178
Loss expiring in 2029	5,334,563
Total	22,247,463

The Group has tax losses arising in Hong Kong of RMB3,674,853 for which could be carried forward indefinitely against future taxable income. The Group has tax losses arising in United States of RMB22,655, RMB229,341, RMB745,183 and RMB1,728,310 that will expire in fourteen, fifteen, sixteen and infinite years for deduction against future taxable income.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2021.